Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Reconciliation of Level 3 Fair Values

Reconciliation of level 3 fair values:

Earn-out Obligation
Balance as at January 1, 2017	$13,149,130
Recorded in finance expense:
Accretion expense	473,738
Fair value adjustment	(11,747,441)
Balance as at December 31, 2017	$1,875,427

Summary of Age of Analysis that are not overdue and Related Allowance for Doubtful Accounts

The following table sets forth details of the age of receivables that are not overdue as well as an analysis of overdue amounts and related allowance for the doubtful accounts.

	2017	2016

Total trade receivables	$20,589,210	$13,934,290
Less: allowance for doubtful accounts	(5,363,657)	(4,129,370)

Total trade receivables, net	$15,225,553	$9,804,920

Of which:
Current	$10,065,389	$7,781,818
31 to 60 days	3,251,297	1,674,626
61 to 90 days	2,359,768	1,147,918
91 days or greater	4,912,756	3,329,928
Total trade receivables	$20,589,210	$13,934,290

Summary of Financial Assets Represents Maximum Credit Exposure

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	2017	2016

Cash and cash equivalents	$12,486,884	$9,507,004
Trade receivables	15,225,553	9,804,920
	$ 27,712,437	$ 19,311,924

Continuity of allowance for bad debts:
Beginning balance	$4,129,370	$2,344,684
Write-offs	(4,065,645)	(2,180,257)
Provision	5,302,732	3,964,943
Other	(2,800)	-

Total allowance for bad debts	$5,363,657	$4,129,370

Summary of Maturity Analysis of Contractual and Legal Obligations

At December 31, 2017	Maturity
	TOTAL	Less than one year	One to three years	Four to five years	After five years

Trade and other payables	$5,661,844	$5,661,844	$-	$-	$-

Employee benefits	500,754	500,754	-	-	-
Notes payable and bank indebtedness	68,502,574	4,018,179	64,484,395	-	-

Earn-out obligation	1,977,334	-	1,977,334	-	-

Deferred consideration	3,300,000	1,000,000	2,300,000	-	-
	$79,942,506	$11,180,777	$68,761,729	$-	$-

The Company also has financial obligations in respect of its normal course issuer bid. Refer to note 15(e).

At December 31, 2016	Maturity
	TOTAL	Less than one year	One to three years	Four to five years	After five years

Trade and other payables	$3,229,685	$3,229,685	$-	$-	$-

Employee benefits	226,874	226,874	-	-	-
Notes payable and bank indebtedness	48,495,668	8,970,825	39,524,843	-	-

Earn-out obligation	14,120,227	-	14,120,227	-	-

Deferred consideration	4,200,000	900,000	3,300,000	-	-

	$70,272,454	$13,327,384	$56,945,070	$-	$-